Financial Instruments by Category - Schedule of Net Income and Expenses From Financial Instruments (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial liabilities at amortized cost | Interest expense
Disclosure of detailed information about financial instruments [line items]
Income and expenses on financial liabilities at amortized cost	₩ (135)	₩ (162)	₩ (127)
Financial liabilities at amortized cost | Differences in foreign currency
Disclosure of detailed information about financial instruments [line items]
Income and expenses on financial liabilities at amortized cost	(1,773)	(1,344)	(1,301)
Financial assets at amortized cost | Interest income
Disclosure of detailed information about financial instruments [line items]
Income and expenses on financial assets at amortized cost	17,059	11,487	4,496
Financial assets at amortized cost | Differences in foreign currency
Disclosure of detailed information about financial instruments [line items]
Income and expenses on financial assets at amortized cost	5,813	(1,654)	2,101
Financial assets at fair value through profit or loss | Interest income
Disclosure of detailed information about financial instruments [line items]
Income on financial assets at fair value through profit or loss	₩ 0	₩ 5	₩ 5